Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

In June 2021, the Company issued an aggregate of 3,593,750 shares (the “Founder Shares”) to the Sponsor for an aggregate purchase price of $25,000 in cash. Subsequently, in August 2021, our Sponsor forfeited an aggregate of 718,750 shares for no consideration, thereby resulting in 3,593,750 remaining Founder Shares, included an aggregate of up to 468,750 Founder Shares of Class B common stock subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment option was not exercised in full or in part, so that the Sponsor would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering. As a result of the underwriter’s election to fully exercise its over-allotment option, 468,750 Founder Shares are no longer subject to forfeiture.

The initial stockholders have agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) the date on which the Company completes a liquidation, merger, capital stock exchange or similar transaction that results in the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.

In February 2023, our Sponsor contributed the Trust Shares and $84,994 (or $0.02 per Remaining Share) to the Company’s trust account in connection with the Meeting. Also in February 2023, the Sponsor converted its remaining 3,393,750 founder shares to shares of Class A Common Stock, subject to the same restrictions as the founder shares. Effective February 17, 2023 the Trust Shares were also converted to Class A Common Stock.

Also in February 2023, the Company entered into Non-Redemption Agreements with certain stockholders of the Company holding an aggregate of 3,281,138 shares in exchange for their agreeing not to redeem shares of the Company’s common stock at the Meeting. The Non-Redemption Agreements provide for the allocation of up to 820,284 shares of common stock of the Company held by the Sponsor.

Promissory Note and Advances — Related Party

On June 21, 2021, the Sponsor agreed to loan the Company an aggregate of up to $400,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note was non-interest bearing and was payable on the earlier of June 21, 2022 or the completion of the Initial Public Offering. The outstanding balance under the Note was repaid on November 19, 2021. At June 30, 2023 and June 30, 2022 there were no borrowings outstanding under the Note.

In order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into warrants at a price of $1.00 per warrant. The warrants will be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. At December 31, 2022, no Working Capital Loans were outstanding.

On February 16, 2023, the Sponsor issued a Working Capital Loan to the Company in the form of an unsecured promissory note (the “Sponsor Convertible Note”). Pursuant to the Sponsor Convertible Note, the Company may borrow from the Sponsor, from time to time, up to an aggregate of $1,500,000. Borrowings under the Sponsor Convertible Note will not bear interest. The Note will mature on the earlier to occur of (i) August 19, 2023, or (ii) the consummation of the Business Combination. Up to $1,500,000 of such Sponsor Convertible Note may be converted into warrants of the post-business combination entity, which shall have terms identical to the Private Placement Warrants, at a price of $1.00 per warrant at the option of the Sponsor. The Sponsor Convertible Note contains customary events of default, including those relating to the Company’s failure to repay the principal amount due upon maturity of the Sponsor Convertible Note and certain bankruptcy events. As of June 30, 2023, the Working Capital Loan had a balance of $550,000.

The conversion option included in the Note is considered an embedded derivative and is remeasured at the end of each reporting period when amounts drawn will be outstanding. The value of the conversion option is de minimis as of June 30, 2023.

Administrative Support Agreement

The Company entered into an agreement, commencing on November 19, 2021 through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. Upon completion of the Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. The Company has paid an aggregate of $60,000 and $60,000, as of June 30, 2023 and June 30, 2022, respectively.

Note 5 — Related Party Transactions

Founder Shares

In June 2021, the Company issued an aggregate of 3,593,750 shares (the “Founder Shares”) to the Sponsor for an aggregate purchase price of $25,000 in cash. Subsequently, in August 2021, our Sponsor forfeited an aggregate of 718,750 shares for no consideration, thereby resulting in 3,593,750 remaining Founder Shares, included an aggregate of up to 468,750 Founder Shares of Class B common stock subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment option was not exercised in full or in part, so that the Sponsor would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering. As a result of the underwriter’s election to fully exercise its over-allotment option, 468,750 Founder Shares are no longer subject to forfeiture.

The initial stockholders have agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) the date on which the Company completes a liquidation, merger, capital stock exchange or similar transaction that results in the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.

In February 2023, our Sponsor contributed 200,000 founder shares and $84,994.96 (or $0.02 per remaining share) to Company’s trust account in connection with the Meeting. Also in February 2023, the Sponsor converted its remaining 3,393,750 founder shares to shares of Class A Common Stock, subject to the same restrictions as the founder shares.

Also in February 2023, the Company entered into Voting and Non-Redemption Agreements with certain stockholders of the Company holding an aggregate of 3,081,138 shares in exchange for their agreeing not to redeem shares of the Company’s common stock at the Meeting (collectively, the “Non-Redemption Agreements”). The Non-Redemption Agreements provide for the allocation of up to 770,284 shares of common stock of the Company held by the Sponsor.

Promissory Note and Advances — Related Party

On June 21, 2021, the Sponsor agreed to loan the Company an aggregate of up to $400,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note was non-interest bearing and was payable on the earlier of June 21, 2022 or the completion of the Initial Public Offering. The outstanding balance under the Note was repaid on November 19, 2021. At December 31, 2022 and December 31, 2021 there were no borrowings outstanding.

In order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the

“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into warrants at a price of $1.00 per warrant. The warrants will be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. At December 31, 2022, no Working Capital Loans were outstanding.

As of December 31, 2022 and 2021, no loans had been extended to the Company. On February 16, 2023, the Sponsor entered into such promissory note in the amount of $1,500,000, of which $400,000 was extended to the Company.

Administrative Support Agreement

The Company entered into an agreement, commencing on November 19, 2021 through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. Upon completion of the Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. The Company has paid an aggregate of $120,000 and $20,000, as of December 31, 2022 and December 31, 2021, respectively.